COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the normal course of business. As of March 31, 2025, the following litigations were pending. None of the below is expected to have a material financial or operational impact.

Tax Audit-Related Fine – Cosmofarm

A payment request was issued by the Greek court in relation to a fine arising from a tax audit of Cosmofarm for the financial year 2014. The fine was imposed under Law No. 483/16.12.2020. Cosmofarm appealed the decision under Law No. 11541/09.03.2021; however, the appeal was dismissed 120 days after its submission. The Company settled additional taxes and fines related to this matter in the amount of €91,652 ($99,644) but has filed a claim to recover the amount through appeal. As of March 31, 2025, the trial remains pending.

Criminal Cases Related to Dishonored Checks

•

On January 25, 2023, a criminal case involving dishonored checks issued by Cosmofarm’s customer, Filippou, was heard at the Z’ Three-Member Misdemeanor Court of Athens. The case was postponed to November 27, 2023, when the defendant was tried and found guilty.

•

On October 23, 2023, a criminal case involving dishonored checks issued by Cosmofarm’s customer, Kafantaris, was heard at the Sixth Single-Member Misdemeanor Court of Athens. The case was postponed to January 26, 2024, when the defendant was convicted under Decision No. 1599/2024.

Appeal Against Decision 1389/2021 – Eleutheria Drakopoulou

On January 26, 2023, the Company’s appeal against Eleutheria Drakopoulou and Decision No. 1389/2021 of the Single-Member Court of First Instance of Athens was heard at the Athens Court of Appeal. The appeal was partially accepted. The Court ordered the return of the fee to the appellants, dismissed the action against the third defendant (Kozaris), and accepted the action against the first and second defendants (Kastrantas & Cosmofarm). The case was settled in two equal installments by Cosmofarm SA, of €35,000 ($37,880) on July 31, 2024 and of €35,000 ($37,993) on October 31, 2024.

Pending Lawsuits Against Euaggelismos & Pananikolaou Hospitals

The Company’s subsidiary, Cana Laboratories, has two pending lawsuits against Euaggelismos Hospital for unpaid bills totaling €526,436. A court date has been scheduled for one of the lawsuits on December 11, 2024, while the other remains unscheduled. The matter is currently pending a court decision. Based on legal counsel’s assessment, it is considered highly probable that the losing party will appeal the decision once it is rendered. However, counsel has also indicated that the collection of the full amount awarded to the Company is considered highly probable.

There is also an unasserted claim against Papanikolaou Hospital, for a total sum of €89,300 due to unpaid bills, which will be asserted through a lawsuit. Court date is not set yet. The opinion of our legal advisor is that the success of the case and the collection of the aforementioned amount is probable and as of now negotiations are taking place in the direction of out-of-court settlement.

Both claims have been classified under “Other assets” within non-current assets in the Company’s consolidated balance sheets as of March 31, 2025.

Employment Dispute – Cana Laboratories

A lawsuit filed on April 5, 2018, by a former employee against the Company’s subsidiary, Cana, before the Athens Court of First Instance, sought the nullification of the termination of employment and compensation for unpaid wages and moral damages. Following multiple appeals, Judgment No. 1192/2024 was issued on September 26, 2023, requiring Cana to reinstate the former employee, with a penalty of €200 per day for non-compliance. According to the Company’s legal counsel, for the penalty to be enforceable, the former employee must file a new lawsuit requesting reinstatement. As of the date of this report, no such lawsuit or request for reinstatement has been received.

Lease Dispute

A lawsuit has been filed against the Company’s subsidiary, Cana, seeking restitution of a leased property, payment of approximately €13,190 in outstanding rent, and €8,488 in compensation for use of the property. The Company has settled the monetary claims in full, rendering that portion of the case moot. However, the claim for restitution of the leased property remains pending and is expected to be accepted by the court.

Claims for Recovery of Receivables

The Company’s subsidiary, Cosmofarm SA, is in the process of initiating legal action to recover approximately €20,301 in unpaid invoices from a certain customer. The hearing is expected to be scheduled in 2026. Based on legal counsel’s assessment, the claim is anticipated to be upheld. In addition, Cosmofarm SA is preparing to file two further lawsuits for the recovery of €15,143 and €15,255, respectively, related to unpaid invoices concerning two customers. Both hearings are expected to be scheduled in 2026, and legal counsel similarly anticipates favorable outcomes in both cases.

Advisory Agreements

On November 21, 2023, the Company entered into certain consulting agreements with four third-party consultants for the provision of a variety of services such as digital marketing, advisory services relating to target acquisitions and M&As and other additional services as described in the respective agreements. The agreements have duration from ten to 18 months and the consultants will solely receive stock consideration for the services rendered. More precisely, they have been awarded a total of 970,000 shares of the Company’s common stock valued at a total of $999,100 based on the fair value of the Company’s common stock as of the agreements’ date. On September 17, 2024 the terms of two out of the four aforementioned consulting agreements were extended and the consultants received additional 440,000 shares as complementary compensation for the extended services to be provided. The additional stock based consideration was valued at a total of $501,600 based on the fair value of the Company’s common stock as of the agreements’ date.

On July 1, 2024 the Company entered into a consulting agreement with a third-party consultant for the provision of a variety of services such as preparation of press releases and other publications, relationship management and other additional services as described in the respective agreement. The agreement has a duration of 16 months and the consultant will solely receive stock consideration for the services rendered. More precisely, they have been awarded a total of 240,000 shares of the Company’s common stock valued at a total of $264,000 based on the fair value of the Company’s common stock as of the agreements’ date.

The corresponding stock-based compensation expense is accrued evenly over the term of the agreements. For the three-month periods ended March 31, 2025 and 2024 the Company has recorded $245,310 and $231,750, respectively, as stock based compensation for the above agreements, respectively, classified as “General and administrative expenses” in the Company’s consolidated statements of operations and comprehensive Income (loss).

Research and Development Agreements

The Company entered into a Research & Development agreement with Doc Pharma S.A. on May 17, 2021. Under this agreement, Doc Pharma is responsible for the research, development, design, registration, copy rights and licenses of 250 nutritional supplements for the final products called Sky Premium Life®. More specifically, Doc Pharma is responsible for the product development and the Company has added 165 of such products codes in its portfolio as of March 31, 2025. The licenses purchased by Doc Pharma SA are capitalized and included in “Goodwill and intangible assets, net” of the Company’s Consolidated Balance Sheets as of March 31, 2025. Thus, no relevant R&D expense had been charged to the Company’s Consolidated Statements of Operations and Comprehensive income (Loss), concerning this agreement.

On June 25, 2022, the Company signed a research and development (“R&D”) agreement with a third party(CloudPharm PC), through which the Company assigned to the third party the development of new products and services in the field of health, focusing on the human intestinal microbiome. The project includes two phases. Phase 1 has a 20-month duration and its cost amounts to EUR 758,000 ($838,450) and phase 2, has a 22-month duration and a cost of EUR 820,000 ($907,084). The amount will be due and payable upon completion of the corresponding phases. The Company records the corresponding R&D expense based on the project’s progress, which is invoiced by the third party in the relevant period. For the 3-month periods ended March 31, 2025 and 2024, the Company has not incurred any costs relating to this agreement.

On January 23, 2024, the Company completed the acquisition of Cloudscreen, a cutting-edge Artificial Intelligence (AI) powered platform. The acquisition is pursuant to the purchase agreement announced on October 11, 2023. Cloudscreen is a multimodal platform specialized in drug repurposing, a process that involves uncovering new target proteins or indications for existing drugs for use in treating different diseases. The total purchase price amounted to $637,080 incorporating both cash and stock consideration the platform is included in “Goodwill and intangible assets, net” in the Company’s Consolidated Balance Sheets.

On December 3, 2024, the Company and the National Hellenic Research Foundation (NHRF) (Contractor) signed a Research Study Agreement. NHRF will conduct an in vitro study to support modifications to an invention, pursuant to the prior agreement involving CloudPharm PC (signed on June 15, 2022). NHRF ensures scientific rigor, provides updates, and maintains confidentiality. Cosmos Health provides necessary support and documentation. Rights to the research protocol belong to CloudPharm PC, NHRF, and Cosmos Health, while NHRF retains control over its methodologies. NHRF cannot publish findings without Cosmos Health’s approval and cannot use the study for other purposes. The total fee to by paid by the Company amounts to €60,000 plus VAT, payable in three installments. For the 3-month period ended March 31, 2025, the Company incurred EUR 15,000 ($15,629) concerning this agreement, which were included in “Research and Development costs” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).

On December 6, 2024, the Company signed an Independent Contractor Agreement with a third-party contractor (the “Contractor”). The Contractor will provide oncology research and development services exclusively to the Company. The contract lasts three years (December 5, 2024 – December 5, 2027) and may be extended by mutual agreement. The Company may terminate the contract immediately for specific causes, including felony conviction, fraud, or loss of medical license. Either party may terminate the contract with 30 days' written notice. Certain compensation obligations will remain even after termination. The monthly consideration to be paid to the Contractor is based on the commencement of the Clinical Trials and New Drugs Applications and additional cash and stock consideration is payable based on certain milestones. None of the milestones were met as of March 31, 2025, and thus the Company has incurred no expenses as of the end of the period.

On December 31, 2024, the Company signed an agreement with a related party, DocPharma SA (the “Licensor”), through which the Company obtained a royalty-bearing, exclusive worldwide license to actively commercialize the patents owned by the Licensor, through research and preclinical and clinical trials for the useful life of the patents, or for 20 years, whichever is longer. The patents, filed in 2016 and 2017 respectively, cover innovative treatments for cancer. The terms of the agreement include an initial payment of EUR 500,000 due by the end of 2024, followed by fixed annual payments of EUR 350,000 during the five-year Start-Up Term from 2025 to 2030. After the Start-Up Term, the Company will pay a 1.5% royalty on annual net sales of licensed products covered by an issued patent. Moreover, the Company retains an optional buy-out right for a total amount of EUR 7,500,000, which can be exercised with 60 days' notice and a 60-day close period. The Company also has the right to sublicense the patents. For the 3-month period ended March 31, 2025, the Company incurred no royalties concerning this agreement.

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the normal course of business. As of December 31, 2024, the following litigations were pending. None of the below is expected to have a material financial or operational impact.

Regulatory License Renewal and Penalty Imposed on SkyPharm S.A.

On July 22, 2015, the National Medicines Agency granted SkyPharm SA a wholesale pharmaceutical license with a five-year validity, expiring on July 22, 2020. On June 15, 2020, SkyPharm timely submitted an application for the renewal of the license. The National Medicines Agency did not respond to the renewal request, prompting the Company to request an immediate decision. On March 9, 2021, nearly nine months after the initial renewal application, the National Medicines Agency formally rejected the request (Ref. 62769 / 20-25.02.2021). Furthermore, on December 16, 2021, the Greek National Medicines Organization (EOF) issued Document No. 127351-16.12.2021, stating that an inspection at the premises of Doc Pharma revealed that SkyPharm did not hold a valid wholesale license, which was deemed a violation of Article 106, paragraphs 1(b) and 1(c) of Ministerial Decision D.YG3a / GP.32221 / 29-4-2019. As a result, EOF imposed a fine of €15,000 ($16,214) on SkyPharm, which has been recorded under “General and administrative expenses” in the Consolidated Statement of Operations and Comprehensive Loss for the 12 months ended December 31, 2023.

Tax Audit-Related Fine – Cosmofarm

A payment request was issued by the Greek court in relation to a fine arising from a tax audit of Cosmofarm for the financial year 2014. The fine was imposed under Law No. 483/16.12.2020. Cosmofarm appealed the decision under Law No. 11541/09.03.2021; however, the appeal was dismissed 120 days after its submission. The Company settled additional taxes and fines related to this matter in the amount of €91,652 ($99,644) but has filed a claim to recover the amount through appeal. As of December 31, 2024, the trial remains pending.

Criminal Cases Related to Dishonored Checks

•

On January 25, 2023, a criminal case involving dishonored checks issued by Cosmofarm’s customer, Filippou, was heard at the Z’ Three-Member Misdemeanor Court of Athens. The case was postponed to November 27, 2023, when the defendant was tried and found guilty.

•

On October 23, 2023, a criminal case involving dishonored checks issued by Cosmofarm’s customer, Kafantaris, was heard at the Sixth Single-Member Misdemeanor Court of Athens. The case was postponed to January 26, 2024, when the defendant was convicted under Decision No. 1599/2024.

Appeal Against Decision 1389/2021 – Eleutheria Drakopoulou

On January 26, 2023, the Company’s appeal against Eleutheria Drakopoulou and Decision No. 1389/2021 of the Single-Member Court of First Instance of Athens was heard at the Athens Court of Appeal. The appeal was partially accepted. The Court ordered the return of the fee to the appellants, dismissed the action against the third defendant (Kozaris), and accepted the action against the first and second defendants (Kastrantas & Cosmofarm). The case was settled in two equal installments by Cosmofarm SA, of €35,000 ($37,880) on July 31, 2024 and of €35,000 ($37,993) on October 31, 2024.

Urban Planning Compensation Claim – Cana Laboratories

In October 2023, the Company’s subsidiary, Cana Laboratories, was approached by an attorney representing two clients seeking compensation of €39,211 related to 34.70 square meters of urban sprawl, for which an Act of Imputation had been issued by the Department of Urban Planning. The Company’s legal counsel has advised that Cana is not obligated to accept the compensatory value as agreed and has suggested exploring an out-of-court settlement. As of the date of this report, the clients’ attorney has not provided further communication.

Pending Lawsuits Against Euaggelismos & Pananikolaou Hospitals

The Company’s subsidiary, Cana Laboratories, has two pending lawsuits against Euaggelismos Hospital for unpaid bills totaling €526,436. A court date has been scheduled for one of the lawsuits on December 11, 2024, while the other remains unscheduled. The matter is currently pending a court decision. Based on legal counsel’s assessment, it is considered highly probable that the losing party will appeal the decision once it is rendered. However, counsel has also indicated that the collection of the full amount awarded to the Company is considered highly probable.

There is also an unasserted claim against Papanikolaou Hospital, for a total sum of €89,300 due to unpaid bills, which will be asserted through a lawsuit. Court date is not set yet. The opinion of our legal advisor is that the success of the case and the collection of the aforementioned amount is probable and as of now negotiations are taking place in the direction of out-of-court settlement.

Both claims have been classified under “Other assets” within non-current assets in the Company’s consolidated balance sheets as of December 31, 2024.

Employment Dispute – Cana Laboratories

A lawsuit filed on April 5, 2018, by a former employee against the Company’s subsidiary, Cana, before the Athens Court of First Instance, sought the nullification of the termination of employment and compensation for unpaid wages and moral damages. Following multiple appeals, Judgment No. 1192/2024 was issued on September 26, 2023, requiring Cana to reinstate the former employee, with a penalty of €200 per day for non-compliance. According to the Company’s legal counsel, for the penalty to be enforceable, the former employee must file a new lawsuit requesting reinstatement. As of the date of this report, no such lawsuit or request for reinstatement has been received.

Lease Dispute

A lawsuit has been filed against the Company’s subsidiary, Cana, seeking restitution of a leased property, payment of approximately €13,190 in outstanding rent, and €8,488 in compensation for use of the property. The Company has settled the monetary claims in full, rendering that portion of the case moot. However, the claim for restitution of the leased property remains pending and is expected to be accepted by the court.

Claims for Recovery of Receivables

The Company’s subsidiary, Cosmofarm SA, is in the process of initiating legal action to recover approximately €20,301 in unpaid invoices from a certain customer. The hearing is expected to be scheduled in 2026. Based on legal counsel’s assessment, the claim is anticipated to be upheld. In addition, Cosmofarm SA is preparing to file two further lawsuits for the recovery of €15,143 and €15,255, respectively, related to unpaid invoices concerning two customers. Both hearings are expected to be scheduled in 2026, and legal counsel similarly anticipates favorable outcomes in both cases.

Advisory Agreements

On July 1, 2021, the Company entered into a two-year advisory agreement with a third party (the “Consultant”) for advisory and consulting services related to the Company’s intention to become listed on Nasdaq. Peter Goldstein, a then director of the Company is a principal of the Consultant. As consideration for services rendered, and successful Nasdaq listing, the Company paid $100,000. The $100,000 bonus was incurred and settled within 2022. Finally, the Consultant received a total of 10,000 shares of the Company’s common stock, 2,000 of such shares that have been previously issued pursuant to previous agreements and additional 15,258 shares that were issued on February 2, 2023, based on the amendment signed on February 1, 2023.

On November 21, 2023, the Company entered into certain consulting agreements with four third-party consultants for the provision of a variety of services such as digital marketing, advisory services relating to target acquisitions and M&As and other additional services as described in the respective agreements. The agreements have duration from ten to 18 months and the consultants will solely receive stock consideration for the services rendered. More precisely, they have been awarded a total of 970,000 shares of the Company’s common stock valued at a total of $999,100 based on the fair value of the Company’s common stock as of the agreements’ date. On September 17, 2024 the terms of two out of the four aforementioned consulting agreements were extended and the consultants received additional 440,000 shares as complementary compensation for the extended services to be provided. The additional stock based consideration was valued at a total of $501,600 based on the fair value of the Company’s common stock as of the agreements’ date.

On July 1, 2024 the Company entered into a consulting agreement with a third-party consultant for the provision of a variety of services such as preparation of press releases and other publications, relationship management and other additional services as described in the respective agreement. The agreement has a duration of 16 months and the consultant will solely receive stock consideration for the services rendered. More precisely, they have been awarded a total of 240,000 shares of the Company’s common stock valued at a total of $264,000 based on the fair value of the Company’s common stock as of the agreements’ date.

The corresponding stock-based compensation expense is accrued evenly over the term of the agreements. For the 12-month periods ended December 31, 2024 and 2023 the Company has recorded $994,160 and $77,250 as stock based compensation for the above agreements, respectively, classified as “General and administrative expenses” in the Company’s consolidated statements of operations and comprehensive loss.

Research and Development Agreements

The Company entered into a Research & Development agreement with Doc Pharma S.A. on May 17, 2021. Under this agreement, Doc Pharma is responsible for the research, development, design, registration, copy rights and licenses of 250 nutritional supplements for the final products called Sky Premium Life®. More specifically, Doc Pharma is responsible for the product development and the Company has added 165 of such products codes in its portfolio as of December 31, 2024. The licenses purchased by Doc Pharma SA are capitalized and included in “Goodwill and intangible assets, net” of the Company’s Consolidated Balance Sheets as of December 31, 2024. Thus, no relevant R&D expense had been charged to the Company’s Consolidated Statements of Operations and Comprehensive Loss, concerning this agreement.

On June 25, 2022, the Company signed a research and development (“R&D”) agreement with a third party(CloudPharm PC), through which the Company assigned to the third party the development of new products and services in the field of health, focusing on the human intestinal microbiome. The project includes two phases. Phase 1 has a 20-month duration and its cost amounts to EUR 758,000 ($838,450) and phase 2, has a 22-month duration and a cost of EUR 820,000 ($907,084). The amount will be due and payable upon completion of the corresponding phases. The Company records the corresponding R&D expense based on the project’s progress, which is invoiced by the third party in the relevant period. For the 12-month periods ended December 31, 2024 and 2023, the Company incurred $0 and $164,859 of such costs respectively included in “Research and Development costs” in the Company’s Consolidated Statements of Operations and Comprehensive Loss.

On January 23, 2024, the Company completed the acquisition of Cloudscreen, a cutting-edge Artificial Intelligence (AI) powered platform. The acquisition is pursuant to the purchase agreement announced on October 11, 2023. Cloudscreen is a multimodal platform specialized in drug repurposing, a process that involves uncovering new target proteins or indications for existing drugs for use in treating different diseases. The total purchase price amounted to $637,080 incorporating both cash and stock consideration the platform is included in “Goodwill and intangible assets, net” in the Company’s Consolidated Balance Sheets.

On December 3, 2024, the Company and the National Hellenic Research Foundation (NHRF) (Contractor) signed a Research Study Agreement. NHRF will conduct an in vitro study to support modifications to an invention, pursuant to the prior agreement involving CloudPharm PC (signed on June 15, 2022). NHRF ensures scientific rigor, provides updates, and maintains confidentiality. Cosmos Health provides necessary support and documentation. Rights to the research protocol belong to CloudPharm PC, NHRF, and Cosmos Health, while NHRF retains control over its methodologies. NHRF cannot publish findings without Cosmos Health’s approval and cannot use the study for other purposes. The total fee to by paid by the Company amounts to €60,000 plus VAT, payable in three installments. For the 12-month period ended December 31, 2024, the Company incurred EUR 15,000 ($15,743) concerning this agreement, which were included in “Research and Development costs” in the Company’s Consolidated Statements of Operations and Comprehensive Loss.

On December 6, 2024, the Company signed an Independent Contractor Agreement with a third-party contractor (the “Contractor”). The Contractor will provide oncology research and development services exclusively to the Company. The contract lasts three years (December 5, 2024 – December 5, 2027) and may be extended by mutual agreement. The Company may terminate the contract immediately for specific causes, including felony conviction, fraud, or loss of medical license. Either party may terminate the contract with 30 days' written notice. Certain compensation obligations will remain even after termination. The monthly consideration to be paid to the Contractor is based on the commencement of the Clinical Trials and New Drugs Applications and additional cash and stock consideration is payable based on certain milestones. None of the milestones were met as of December 31, 2024, and thus the Company has incurred no expenses as of the end of the period.

On December 31, 2024, the Company signed an agreement with a related party, DocPharma SA (the “Licensor”), through which the Company obtained a royalty-bearing, exclusive worldwide license to actively commercialize the patents owned by the Licensor, through research and preclinical and clinical trials for the useful life of the patents, or for 20 years, whichever is longer. The patents, filed in 2016 and 2017 respectively, cover innovative treatments for cancer. The terms of the agreement include an initial payment of EUR 500,000 due by the end of 2024, followed by fixed annual payments of EUR 350,000 during the five-year Start-Up Term from 2025 to 2030. After the Start-Up Term, the Company will pay a 1.5% royalty on annual net sales of licensed products covered by an issued patent. Moreover, the Company retains an optional buy-out right for a total amount of EUR 7,500,000, which can be exercised with 60 days' notice and a 60-day close period. The Company also has the right to sublicense the patents. For the 12-month period ended December 31, 2024, the Company incurred EUR 500,000 ($517,550) in royalties concerning this agreement, which were included in “Research and Development costs” in the Company’s Consolidated Statements of Operations and Comprehensive Loss.